EQUITY (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 13, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares
Class of Stock [Line Items]
Common stock, value	$ 100			$ 15	[1]	$ 20	$ 20
Common stock, shares authorized	100,000,000			33,333,333		33,333,333	33,333,333
Common stock, par value | $ / shares	$ 0.001	$ 0.003		$ 0.003
Reverse stock split	reverse share split at a ratio of 1:3
Common stock, shares issued	5,006,666			5,006,666		5,006,666	5,006,666
Common stock, shares outstanding	5,006,666			5,006,666		5,006,666	5,006,666
Number of shares acquired		9,952	9,952
Acquired share purchase value		$ 14	$ 18
Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, value | $	$ 100
Common stock, shares authorized	33,333,333
Common stock, par value | $ / shares	$ 0.003
Reverse stock split	Company effected the reverse share split of all issued and outstanding shares of 15,020,000 shares at a ratio of 3:1

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements